Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Estimate the Fair Value of Stock Options Granted

The following table summarizes the assumptions used to estimate the fair value of stock options granted during the three and nine months ended September 30, 2016 and 2017:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2017	2016	2017
Risk-free interest rate	1.3%	1.9% - 2.1%	1.3% - 1.5%	1.9% - 2.2%
Expected term (in years)	6.5	6.5	6.5	6.5
Expected volatility	41.6%	38.6%	41.2% - 42.0%	38.6% - 40.6%
Expected dividend yield	— %	— %	— %	— %

The following table summarizes the assumptions used to estimate the fair value of stock options granted during the years ended December 31:

	2014	2015	2016
Risk-free interest rate	1.8% - 2.1%	1.7% - 1.9%	1.3% - 1.5%
Expected term (in years)	6.5	6.5	6.5
Expected volatility	44.7% - 46.0%	39.7% - 44.4%	40.9% - 42.0%
Expected dividend yield	0%	0%	0%

Summary of the Stock Option Activity

The following table summarizes the stock option activity for the nine months ended September 30, 2017:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2017	6,784,448	$4.65	6.5	$44,259
Granted	1,252,200	11.89
Exercised	(556,220)	1.19		8,386
Canceled	(96,500)	6.30

Outstanding at September 30, 2017	7,383,928	6.16	6.7	164,688

Exercisable at September 30, 2017	2,992,648	1.85	3.8	79,636

The following table summarizes the stock option activity for the year ended December 31, 2016:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2016	4,589,988	$2.22	6.0	$24,239
Granted	2,375,080	9.30
Cancelled	(180,620)	4.22

Outstanding at December 31, 2016	6,784,448	4.65	6.5	44,259

Exercisable at December 31, 2016	—	$—	—	$—

Schedule of Stock-based Compensation Expense Included in Condensed Consolidated Statements of Operations

Stock-based compensation expense for restricted stock units, stock options and issuances of common stock is included in the following line items in the accompanying condensed consolidated statements of operations for the three and nine months ended September 30, 2017 (in thousands):

	Nine Months Ended September 30, 2017	Three Months Ended September 30, 2017
Cost of revenue
Subscriptions, software and support	$484	$80
Professional services	1,126	142
Operating expenses
Sales and marketing	2,782	359
Research and development	2,458	256
General and administrative	4,069	737

Total stock-based compensation expense	$10,919	$1,574

The compensation expense related to this transaction is included in the accompanying statement of operations for the year ended December 31, 2014 as follows (in thousands):

Cost of revenue:
Subscriptions, software and support	$119
Professional services	737
Operating expenses:
Sales and marketing	1,802
Research and development	515
General and administrative	13,315

$16,488

Schedule of Restricted Stock Unit Activity

The following table summarizes the restricted stock unit activity for the nine months ended September 30, 2017:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested outstanding at December 31, 2016	—	$—
Granted	47,855	20.38
Vested	(4,930)	20.24
Canceled	—	—

Non-vested outstanding at September 30, 2017	42,925	20.40

Schedule of Components of Stock-based Compensation Expense

The following table summarizes the components of our stock-based compensation expense for the three and nine months ended September 30, 2017 (in thousands):

	Nine Months Ended September 30, 2017	Three Months Ended September 30, 2017
Stock-based compensation expense related to stock option modifications	$2,394	$—
Cumulative stock-based compensation expense related to stock options recorded upon effectiveness of our IPO	6,236	—
Post-IPO stock-based compensation expense related to stock options	2,025	1,440
Stock-based compensation expense related to the issuance of common stock to directors	130	—
Stock-based compensation expense related to restricted stock units	134	134

Total stock-based compensation expense	$10,919	$1,574